SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
SHARE CAPITAL AND SHAREBASED PAYMENTS
Net income for the period	$ 1,240	$ 1,134	$ 1,839	$ 782
Basic weighted average number of shares outstanding	133,622,131	119,195,457	131,834,975	118,887,538
Effect of dilutive share options, warrants, and RSUs ('000)	5,326,470	4,018,752	5,372,565	4,020,189
Diluted weighted average number of shares outstanding	138,948,601	123,214,209	137,207,540	122,907,727
Basic income per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Diluted income per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01